Staff numbers and costs (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Staff Numbers And Costs
Salaries and wages	kr 312,258	kr 421,361
Social security contributions	75,175	84,331
Pension costs	18,467	30,281
Other employee expenses	13,852	15,130
Total staff costs	kr 419,752	kr 551,103